Document and Entity Information	Dec. 01, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000354190
Document Type	8-K/A
Document Period End Date	Dec. 01, 2021
Entity Registrant Name	ARTHUR J. GALLAGHER & CO.
Entity Incorporation State Country Code	DE
Entity File Number	1-09761
Entity Tax Identification Number	36-2151613
Entity Address, Address Line One	2850 W. Golf Road
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008-4050
City Area Code	(630)
Local Phone Number	773-3800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	AJG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On December 1, 2021, Arthur J. Gallagher & Co. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the completion of an acquisition by the Company of the treaty reinsurance brokerage operations of Willis Towers Watson plc (the “Seller” and such acquired treaty reinsurance brokerage operations, “Willis Re DivestCo”), pursuant to a Security and Asset Purchase Agreement entered into on August 12, 2021 and amended on December 1, 2021 between the Company and the Seller. This amendment to the Original Form 8-K is being filed to provide financial statements of Willis Re DivestCo and pro forma financial information as required by Item 9.01 of Form 8-K.